Intangible Assets - Schedule of Intangible Assets and Related Accumulated Amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible assets
Gross carrying value	¥ 272,281		¥ 218,284
Accumulated amortization	(114,694)		(91,669)
Impairment amount	(13,490)
Net Carrying Amount	144,097	$ 20,606	126,615
License
Intangible assets
Gross carrying value	152,276		98,419
Accumulated amortization	(50,465)		(37,785)
Impairment amount	(9,502)
Net Carrying Amount	92,309		60,634
Developed technology
Intangible assets
Gross carrying value	97,000		70,000
Accumulated amortization	(43,181)		(24,222)
Impairment amount	(3,988)
Net Carrying Amount	49,831		45,778
In-process research and development intangible assets
Intangible assets
Gross carrying value			27,000
Accumulated amortization			(9,258)
Net Carrying Amount			17,742
Supplier relationship
Intangible assets
Gross carrying value	17,000		17,000
Accumulated amortization	(17,000)		(17,000)
Software
Intangible assets
Gross carrying value	4,216		4,216
Accumulated amortization	(3,138)		(2,656)
Net Carrying Amount	1,078		1,560
Trade names
Intangible assets
Gross carrying value	928		897
Accumulated amortization	(596)		(506)
Net Carrying Amount	332		391
Others
Intangible assets
Gross carrying value	861		752
Accumulated amortization	(314)		(242)
Net Carrying Amount	¥ 547		¥ 510